Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Other Financial Assets

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Guarantee deposits	$4,606,790	$5,481,446	$179,015
Pledged time deposits (Note 36)	447,459	470,373	15,362
Time deposits with original maturity over three months	63,853	61,067	1,995
Others (Note 36)	60,422	149,581	4,884

	5,178,524	6,162,467	201,256
Current	734,465	598,136	19,534

Non-current	$4,444,059	$5,564,331	$181,722